Wells, Pipelines, Properties, Plant and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Detailed Information About Property, Plant and Equipment
As of September 30, 2024, 2023 and December 31, 2023, wells, pipelines, properties, plant and equipment, net, is presented as follows:

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Investment
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	10,776,830		3,090,780	1,715,570	25,757,400	13,360	1,129,700	1,225,920	2,864,520	156,091,590	128,090	202,793,760
Reclassifications	2,098,250		—	103,360	2,967,760	(30,860)	(1,844,530)	43,270	(60)	(112,100)	—	3,225,090
Capitalization	10,120,490		—	10,780,630	59,000,230	260,310	7,966,840	587,390	49,700	(88,765,590)	—	—
Disposals	(6,333,370)		(1,156,350)	(17,979,170)	(1,094,130)	(49,390)	(944,190)	(570,820)	(59,810)	(4,149,920)	(2,420)	(32,339,570)
Translation effect	(12,740,160)		—	(219,730)	—	(934,660)	—	(65,450)	(406,010)	(20,734,850)	(233,160)	(35,334,020)
Balances as of September 30, 2023	Ps.	1,057,758,919	16,775,425	488,084,292	1,673,038,974	73,124,472	426,671,030	52,029,967	31,745,757	416,354,714	53,017,805	Ps.	4,288,601,355
Balances as of January 1, 2023	Ps.	1,053,836,879	14,840,995	493,683,632	1,586,407,714	73,865,712	420,363,210	50,809,657	29,297,417	374,025,584	53,125,295	Ps.	4,150,256,095
Acquisitions	24,218,720		5,271,100	4,266,300	36,368,940	24,280	2,164,860	2,564,910	3,447,500	249,698,512	140,930	328,166,052
Reclassifications	3,396,480		—	103,670	2,967,760	(197,220)	(2,648,540)	(246,280)	1,000	3,855,890	—	7,232,760
Capitalization	15,580,570		—	15,121,590	71,789,810	1,739,570	7,966,840	1,119,100	883,390	(114,200,870)	—	—
Disposals	(8,316,930)		(1,198,300)	(21,457,210)	(2,321,630)	(52,680)	(2,587,350)	(611,940)	(78,490)	(1,360,990)	(37,300)	(38,022,820)
Translation effect	(17,728,270)		—	(273,420)	—	(1,423,660)	—	(90,310)	(562,380)	(31,513,360)	(340,630)	(51,932,030)
Balances as of December 31, 2023	Ps.	1,070,987,449	18,913,795	491,444,562	1,695,212,594	73,956,002	425,259,020	53,545,137	32,988,437	480,504,766	52,888,295	Ps.	4,395,700,057
Acquisitions	7,476,120		5,124,610	3,184,650	45,149,840	10,490	694,070	1,582,600	606,690	135,642,460	—	199,471,530
Reclassifications	889,300		—	488,180	1,148,690	76,950	(868,610)	309,590	51,810	(7,480)	—	2,088,430
Capitalization	40,877,940		—	3,714,480	51,669,960	34,923,880	1,212,620	438,920	27,060	(132,892,280)	27,420	—
Disposals	(725,520)		(16,300)	(990)	—	(11,110)	(7,940)	(1,260,090)	(315,040)	(2,782,580)	(5,080)	(5,124,650)
Translation effect	19,175,470		—	(791,880)	—	1,962,400	—	128,100	604,410	36,201,070	365,560	57,645,130
Balances as of September 30, 2024	Ps.	1,138,680,759	24,022,105	498,039,002	1,793,181,084	110,918,612	426,289,160	54,744,257	33,963,367	516,665,956	53,276,195	Ps.	4,649,780,497

	Plants		Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress (1)	Land	Total fixed assets
Accumulated depreciation and amortization
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(24,361,100)		(526,030)	(9,497,240)	(41,645,430)	(1,388,460)	(7,837,130)	(1,096,360)	(1,050,864)	—	—	(87,402,614)
Reclassifications	(491,110)		—	(103,360)	(2,989,670)	296,380	98,620	(36,010)	60	—	—	(3,225,090)
(Impairment)	(24,609,910)		—	(14,641,010)	(39,710,970)	—	(24,990,370)	—	—	(1,414,602)	—	(105,366,862)
Reversal of impairment	13,863,830		—	648,720	12,067,350	—	—	50	28,830	4,560,530	—	31,169,310
Disposals	4,749,890		394,980	9,449,190	25,360	—	730,240	546,910	50,796	—	—	15,947,366
Translation effect	7,162,720		—	141,020	—	467,020	—	42,490	69,800	—	—	7,883,050
Balances as of September 30, 2023	Ps.	(813,129,533)	(6,724,694)	(278,444,195)	(1,332,359,443)	(48,421,556)	(326,190,730)	(46,475,323)	(16,565,410)	(54,189,201)	—	Ps.	(2,922,500,085)
Balances as of January 1, 2023	Ps.	(789,443,853)	(6,593,644)	(264,441,515)	(1,260,106,083)	(47,796,496)	(294,192,090)	(45,932,403)	(15,664,032)	(57,335,129)	—	Ps.	(2,781,505,245)
Depreciation and amortization	(33,219,850)		(714,350)	(12,824,020)	(73,618,580)	(1,858,330)	(12,164,310)	(1,645,720)	(1,510,116)	—	—	(137,555,276)
Reclassifications	45,407,770		—	(46,118,320)	(6,926,040)	327,930	109,160	(12,330)	74,390	(95,320)	—	(7,232,760)
(Impairment)	(45,202,986)		—	(22,452,490)	(55,380,990)	—	(26,134,930)	—	—	(4,808,840)	—	(153,980,236)
Reversal of impairment	19,244,900		—	18,153,170	52,926,380	23,570	29,485,650	10,100	33,078	5,305,870	—	125,182,718
Disposals	7,510,670		411,410	18,624,270	1,216,350	41,730	2,064,410	587,800	55,608	—	—	30,512,248
Translation effect	10,150,720		—	196,130	—	693,390	—	57,640	102,780	—	—	11,200,660
Balances as of December 31, 2023	Ps.	(785,552,629)	(6,896,584)	(308,862,775)	(1,341,888,963)	(48,568,206)	(300,832,110)	(46,934,913)	(16,908,292)	(56,933,419)	—	Ps.	(2,913,377,891)
Depreciation and amortization	(24,016,750)		(511,910)	(9,082,640)	(62,953,590)	(1,326,400)	(9,029,920)	(1,193,320)	(1,305,867)	—	—	(109,420,397)
Reclassifications	(107,420)		—	(488,180)	(1,148,790)	(31,320)	48,420	(309,430)	(51,810)	100	—	(2,088,430)
(Impairment)	(76,713,430)		—	(7,795,540)	(16,604,400)	—	(3,908,560)	—	—	(1,818,200)	—	(106,840,130)
Reversal of impairment	15,520,040		—	2,931,870	20,449,760	—	7,885,350	62,440	—	8,149,225	—	54,998,685
Disposals	578,440		11,630	970	—	8,060	5,070	1,255,820	237,821	—	—	2,097,811
Translation effect	(12,115,910)		—	804,780	—	(764,500)	—	(59,540)	(145,500)	—	—	(12,280,670)
Balances as of September 30, 2024	Ps.	(882,407,659)	(7,396,864)	(322,491,515)	(1,402,145,983)	(50,682,366)	(305,831,750)	(47,178,943)	(18,173,648)	(50,602,294)	—	Ps.	(3,086,911,022)
Wells, pipelines, properties, plant and equipment—net as of September 30, 2023	Ps.	244,629,386	10,050,731	209,640,097	340,679,531	24,702,916	100,480,300	5,554,644	15,180,347	362,165,513	53,017,805	Ps.	1,366,101,270
Wells, pipelines, properties, plant and equipment—net as of December 31, 2023	Ps.	285,434,820	12,017,211	182,581,787	353,323,631	25,387,796	124,426,910	6,610,224	16,080,145	423,571,347	52,888,295	Ps.	1,482,322,166
Wells, pipelines, properties, plant and equipment—net as of September 30, 2024	Ps.	256,273,100	16,625,241	175,547,487	391,035,101	60,236,246	120,457,410	7,565,314	15,789,719	466,063,662	53,276,195	Ps.	1,562,869,475
Depreciation rates	3 to 5%		5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—
Estimated useful lives	20 to 35		20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—
(1)Mainly wells, pipelines and plants.
For the nine-month periods ended September 30, 2024 and 2023, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps.6,403,471, and Ps.3,565,226, respectively. Financing cost rates during the nine-month periods ended September 30, 2024 and 2023 were 7.82% to 18.68%, and 5.40% to 6.64%, respectively.
B.The combined depreciation of fixed assets and amortization of wells for the nine-month periods ended September 30, 2024 and 2023, recognized in operating costs and expenses, was Ps.109,420,397 and Ps.87,402,614, respectively. These figures include Ps.131,336 and Ps.85,996 for oil and gas production assets and costs related to plugging and abandonment of wells for the nine-month periods ended September 30, 2024 and 2023, respectively.

C.As of September 30, 2024 and December 31, 2023, provisions relating to future plugging of wells costs amounted to Ps.75,188,303 and Ps.61,117,106, respectively, and are presented in the “Provisions for plugging of wells” (see Note 17).

D.For the nine-month periods ended September 30, 2024 and 2023, the translation effect of property, plant and equipment items from a different currency than the presentation currency was Ps.45,364,460 and Ps.(27,450,970), respectively, which was mainly plant.

E.During the nine-month periods ended September 30, 2024 and 2023, PEMEX recognized a net (impairment) of Ps.(51,841,445) and Ps.(74,197,552), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the nine-month periods ended September 30,
	2024		2023
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(67,871,770)	Ps.	(11,461,191)
Pemex Exploration and Production	15,447,401		(62,725,055)
Pemex Logistics	582,924		(11,306)
(Impairment), net	Ps.	(51,841,445)	Ps.	(74,197,552)

Summary of Net Impairment and Net Reversal of Impairment	During the nine-month periods ended September 30, 2024 and 2023, PEMEX recognized a net (impairment) of Ps.(51,841,445) and Ps.(74,197,552), respectively, which is presented as a separate line item in the condensed consolidated interim statement of comprehensive income as follows:

	For the nine-month periods ended September 30,
	2024		2023
	(Impairment) / Reversal of impairment, net
Pemex Industrial Transformation	Ps.	(67,871,770)	Ps.	(11,461,191)
Pemex Exploration and Production	15,447,401		(62,725,055)
Pemex Logistics	582,924		(11,306)
(Impairment), net	Ps.	(51,841,445)	Ps.	(74,197,552)

Summary of Reversal Impairment loss for CGUs
As of September 30, 2024 and 2023, Pemex Industrial Transformation recognized a net impairment of Ps.(67,871,770) and Ps.(11,461,191), respectively, shown by CGUs as follows:

	2024		2023
Salina Cruz Refinery	Ps.	(17,468,195)	Ps.	—
Minatitlán Refinery	(15,335,373)		(4,347,233)
Cadereyta Refinery	(10,818,788)		—
Salamanca Refinery	(6,721,667)		5,750,669
Madero Refinery	(5,445,091)		(12,221,788)
Fertilizers	(3,238,389)		—
Ciudad Pemex Gas Processor Complex	(3,177,751)		—
Tula Refinery	(1,744,025)		—
Gas Burgos Gas Processor Complex	(1,665,672)		(61,587)
Cactus Gas Processor Complex	(1,321,110)		—
Morelos Ethylene Complex	(1,015,359)		—
Coatzacoalcos Gas Processor Complex	(435,265)		—
Cangrejera Ethylene Complex	(419,501)		—
La Venta Gas Processor Complex	(255,446)		—
Matapionche Gas Processor Complex	(158,745)		—
Pajaritos Ethylene Complex	(41,370)		—
Cosoleacaque Petrochemical Complex	—		(2,336,321)
Morelos Petrochemical Complex	—		232,685
Cangrejera Petrochemical Complex	—		515,690
Gas Arenque Processor Complex	2,621		(58,489)
Gas Poza Rica Processor Complex	149,459		(15,636)
Nuevo Pemex Gas Processor Complex	1,237,897		1,080,819
Total	Ps.	(67,871,770)	Ps.	(11,461,191)
During the nine-month periods ended September 30, 2024 and 2023, Pemex Exploration and Production recognized a reversal of impairment and net (impairment) of Ps.15,447,401 and Ps.(62,725,055), respectively, shown by CGUs as follows:

	2024		2023
Cantarell	Ps.	17,930,141	Ps.	3,934,091
Aceite Terciario del Golfo	10,725,678		(4,745,200)
Lakach	6,460,308		2,289,892
Ayin Alux	2,516,348		—
Tamaulipas Constituciones	2,383,525		390,390
Arenque	1,670,775		(573,479)
Burgos	494,325		(7,553,945)
Poza Rica	385,159		(984,600)
Misión CEE	78,299		(343,142)
Cuenca Macuspana	46,281		(33,468)
Santuario CEE	—		(170,392)
Ixtal - Manik	—		(6,113,877)
Cárdenas Mora CEE	—		(61,933)
Crudo Ligero Marino	—		(9,153,384)
Chuc	—		(23,096,914)
Bellota Chinchorro	—		(3,250,680)
Antonio J. Bermúdez	(3,742,263)		10,465,552
Ogarrio Magallanes	(9,968,924)		(12,072,400)
Tsimin Xux	(13,532,251)		(11,651,566)
Total	Ps.	15,447,401	Ps.	(62,725,055)

Assumptions to Determine Net Present Value of Reserves Long Lived Assets
To determine the value in use of long-lived assets associated with the CGUs of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	As of September 30,
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
	Refining		Gas		Petrochemicals		Ethylene		Fertilizers
Average crude oil Price (U.S.$)	104.58	66.74	N.A.		N.A.		N.A.		N.A.
Processed volume (1)	1,030 mbd	896 mbd	2,428 mmpcd of humid gas	2,440 mmpcd of humid gas	Variable because the load inputs are diverse		Variable because the load inputs are diverse		Variable because the load inputs are diverse
Rate of U.S.$	19.629	17.6195	19.629	17.6195	19.629	17.6195	19.629	17.6195	19.629	17.6195
Useful lives of the cash-generating units (year average)	11	12	7	6	5	4	6	5	5	5
Pre-tax discount rate	13.98	13.88%	14.09	13.03%	10.46	10.36%	10.46	10.36%	11.44	12.87%
Period (2)	2024-2034	2023-2033	2024-2030	2023-2028	2024-2028	2023-2026	2024-2029	2023-2027	2024-2028	2023-2027

(1)Average of the first four years.
(2)The first five years are projected and stabilize at year six.
N.A. = Not applicable
To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

As of September 30
	2024	2023
Average crude oil price	65.47 U.S.$/bl	61.58 U.S.$/bl
Average gas price	4.80 U.S.$/mpc	4.85 U.S.$/mpc
Average condensates price	73.18 U.S.$/bl	66.66 U.S.$/bl
After-tax discount rate	10.28% annual	10.24% annual

Summary of Recoverable Amount of Assets	As of September 30, 2024 and 2023, the value in use for the impairment of fixed assets was as follows:

	2024		2023
Tula Refinery	Ps.	49,412,422	Ps.	54,129,566
Salamanca Refinery	18,718,170		30,651,074
Cadereyta Refinery	18,327,939		—
Cangrejera Petrochemical Complex	10,957,462		4,921,852
Salina Cruz Refinery	9,691,783		48,864
Nuevo Pemex Gas Processor Complex	8,889,274		33,790,515
Ciudad Pemex Gas Processor Complex	8,206,845
Cactus Gas Processor Complex	5,791,934
Independencia Petrochemical Complex	2,551,933		—
La Venta Gas Processor Complex	1,141,934		—
Coatzacoalcos Gas Processor Complex	1,113,466		—
Pajaritos Petrochemical Complex	185,000
Burgos Gas Processor Complex	67,181		1,973,453
Matapionche Gas Processor Complex	—		328,623
Gas Arenque Processor Complex	—		48,387
Cosoleacaque Petrochemical Complex	—		702,887
Total	Ps.	135,055,343	Ps.	126,595,221
As of September 30, 2024 and 2023, values in use for CGU are:

	2024		2023
Chuc	Ps.	63,820,619	Ps.	32,185,078
Aceite Terciario del Golfo	37,876,754		38,851,215
Cantarell	35,272,341		—
Crudo Ligero Marino	33,542,145		15,773,442
Ogarrio Magallanes	25,121,617		20,461,533
Antonio J. Bermúdez	22,514,620		18,148,106
Tsimin Xux	20,396,141		22,596,087
Bellota Chinchorro	15,184,877		12,106,927
Ixtal - Manik	12,818,132		6,340,278
Poza Rica	6,887,762		5,230,881
Tamaulipas Constituciones	6,623,237		2,795,536
Lakach	6,460,269		2,705,851
Arenque	4,075,837		4,176,873
Burgos	3,904,900		6,243,845
Cuenca de Macuspana	592,090		—
Cactus sitio grande	—		15,564,093
Cuenca de Veracruz	—		112,746,991
Ébano CEE	—		3,932,240
Ku-Maloob-Zaap	—		382,346,824
Total	Ps.	295,091,341	Ps.	702,205,800